Document and Entity Information	Jun. 04, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001789972
Document Type	8-K
Document Period End Date	Jun. 04, 2021
Entity Registrant Name	CULLINAN ONCOLOGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39856
Entity Tax Identification Number	81-3879991
Entity Address, Address Line One	Cullinan Oncology, Inc.
Entity Address, Address Line Two	One Main Street
Entity Address, Address Line Three	Suite 520
Entity Address, City or Town	Cambridge
Entity Address, Country	MA
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	410-4650
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	CGEM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false